Credit Risk - Disclosure of Geographic Distribution of Mortgage Assets Stock (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 167,268	£ 165,213
New Business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	25,232	14,918
London | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	43,900	42,700
London | New Business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	6,600	4,100
Midlands and East Anglia | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	23,400	23,100
Midlands and East Anglia | New Business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,600	2,000
North | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	21,800	21,700
North | New Business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,400	1,900
Northern Ireland | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	2,200	2,300
Northern Ireland | New Business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	300	100
Scotland | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	6,000	6,000
Scotland | New Business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,000	600
South East excluding London | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	52,700	52,300
South East excluding London | New Business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	7,600	4,600
South West, Wales and other | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	17,300	17,100
South West, Wales and other | New Business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 2,700	£ 1,600